CREDIT FACILITY - Outstanding Obligations (Details) - Floor Plan Facility [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
CREDIT FACILITY [Abstract]
Confirmed obligations at the beginning of the year	$ 105,104	$ 134,615
Invoices assumed from acquisitions	0	17,930
Invoices confirmed during the year	692,349	791,511
Confirmed invoices paid during the year	(707,926)	(838,952)
Confirmed obligations at the end of the year	$ 89,527	$ 105,104